Employee costs and share plans for employees - Alexion employee share award plan (Details)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($)
Share plans
Number of shares granted			267,000
Alexion employee share award plan
Share plans
Weighted average fair value at measurement date, other equity instruments granted | $			$ 65.62	$ 57.54
Number of other equity instruments exercised or vested in share-based payment arrangement	792,000	2,047,000	2,060,000
Number of other equity instruments forfeited in share-based payment arrangement	27,000	156,000	531,000
Number of other equity instruments outstanding in share-based payment arrangement	0	819,000	3,022,000